Client Name:	Goldman Sachs
Client Project Name:	GSMBS PJ2-2019
Deal Loan Count:	189

Loan Level Tape Compare Upload

Loans in Report	189

Alt Loan Number	Seller Loan Number	Field Name	Tape Data	Reviewer Data
26508533	XXXXXX	Property Type	SFR-Attached	Attached PUD
26508729	XXXXXX	Qualifying DTI	38.6200	35.9300
26508856	XXXXXX	Loan Purpose	Home Improvement	Cashout Refi
26508552	XXXXXX	Borrower 1 Self Employed Flag	Yes	No
26508717	XXXXXX	Borrower 1 Self Employed Flag	No	Yes
26508545	XXXXXX	Property Type	SFR	Detached PUD
26508661	XXXXXX	Loan Purpose	Home Improvement	Cashout Refi
26508460	XXXXXX	Qualifying DTI	32.1400	37.3800
26508831	XXXXXX	Qualifying DTI	25.6000	31.9900
26508464	XXXXXX	Original Appraised Value	1000000.00	965000.00
26508469	XXXXXX	Qualifying DTI	28.0700	33.2400
26508445	XXXXXX	Loan Purpose	Home Improvement	Cashout Refi
26508539	XXXXXX	Borrower 1 Self Employed Flag	Yes	No
26508776	XXXXXX	Loan Purpose	Home Improvement	Cashout Refi
26508650	XXXXXX	Qualifying DTI	36.8300	40.4800
26508764	XXXXXX	Qualifying DTI	26.8000	29.8600
26508520	XXXXXX	Loan Purpose	Home Improvement	Cashout Refi
26508499	XXXXXX	Qualifying DTI	42.7600	39.8100

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